PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited)

Voya Credit Income Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 57.7%
Basic Materials : 4.0%
330,000
(1)
Capstone Copper Corp.,
6.750%,
03/31/2033 $ 336,745
0.4
425,000  Celanese US Holdings
LLC, 6.750%,
04/15/2033 438,876
0.5
323,000
(1)
Chemours Co., 5.750%,
11/15/2028 322,624
0.3
390,000
(1)
Cleveland-Cliffs, Inc.,
4.625%,
03/01/2029 379,419
0.4
75,000
(1)
Cleveland-Cliffs, Inc.,
6.875%,
11/01/2029 76,748
0.1
400,000
(1)
Coeur Mining, Inc.,
6.875%,
04/01/2032 415,685
0.5
425,000
(1)
Commercial Metals Co.,
6.000%,
12/15/2035 426,097
0.5
250,000
(1)
Constellium SE,
5.625%,
06/15/2028 250,344
0.3
475,000
(1)
Novelis Corp., 4.750%,
01/30/2030 458,736
0.5
445,000  Olin Corp., 5.625%,
08/01/2029 442,770
0.5
3,548,044
4.0
Communications : 8.9%
1,000,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.750%,
03/01/2030 945,683
1.0
350,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 7.000%,
02/01/2033 342,346
0.4
425,000
(1)
Cipher Compute LLC,
7.125%,
11/15/2030 443,573
0.5
425,000
(1)
Directv Financing LLC,
8.875%,
02/01/2030 436,297
0.5
33,000
(1)
Directv Financing LLC
/ Directv Financing Co-
Obligor, Inc., 5.875%,
08/15/2027 33,106
0.0
425,000
(1)
Gen Digital, Inc.,
6.250%,
04/01/2033 423,659
0.5
375,000
(1)
Gray Media, Inc.,
7.250%,
08/15/2033 372,177
0.4
350,000  Lamar Media Corp.,
4.000%,
02/15/2030 336,288
0.4
425,000
(1)
Level 3 Financing, Inc.,
6.875%,
06/30/2033 438,210
0.5
325,000
(1)
Match Group Holdings
II LLC, 5.625%,
02/15/2029 325,351
0.3
425,000
(1)
Meridian Arc Holdco
LLC, 6.250%,
04/30/2031 427,415
0.5
425,000
(1)
Nexstar Media, Inc.,
4.750%,
11/01/2028 418,568
0.5
345,000
(1)
Outfront Media Capital
LLC / Outfront Media
Capital Corp., 4.625%,
03/15/2030 335,521
0.4
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
300,000
(1)
Sirius XM Radio LLC,
5.875%,
04/15/2032 $ 298,871
0.3
425,000
(1)
Snap, Inc., 6.875%,
03/15/2034 418,631
0.5
345,000
(1)
Stagwell Global LLC,
5.625%,
08/15/2029 336,021
0.4
350,000
(1)
SV RNO Property
Owner 1 LLC, 5.875%,
03/01/2031 345,816
0.4
400,000
(1)
Versant Media
Group, Inc., 7.250%,
01/30/2031 415,816
0.4
500,000
(1)
Vmed O2 UK Financing
I PLC, 6.750%,
01/15/2033 440,381
0.5
425,000
(1)
WULF Compute LLC,
7.750%,
10/15/2030 446,822
0.5
7,980,552
8.9
Consumer, Cyclical : 8.0%
100,000
(1)
1011778 BC ULC /
New Red Finance, Inc.,
4.000%,
10/15/2030 94,849
0.1
250,000
(1)
1011778 BC ULC /
New Red Finance, Inc.,
6.125%,
06/15/2029 254,728
0.3
475,000
(1)
Advance Auto
Parts, Inc., 7.000%,
08/01/2030 488,404
0.5
375,000
(1)
Allison Transmission,
Inc., 5.875%,
12/01/2033 376,222
0.4
425,000
(1)
American Axle &
Manufacturing, Inc.,
7.750%,
10/15/2033 426,458
0.5
375,000  Bath & Body Works,
Inc., 6.750%,
07/01/2036 370,404
0.4
215,000
(1)
Caesars Entertainment,
Inc., 4.625%,
10/15/2029 207,293
0.2
250,000
(1)
Caesars Entertainment,
Inc., 6.500%,
02/15/2032 243,962
0.3
300,000
(1)
Gap, Inc., 3.625%,
10/01/2029 281,000
0.3
330,000
(1)
Hilton Domestic
Operating Co., Inc.,
5.875%,
03/15/2033 333,931
0.4
325,000
(1)
Macy's Retail Holdings
LLC, 6.125%,
03/15/2032 325,350
0.4
145,000  MGM Resorts
International, 6.500%,
04/15/2032 147,835
0.2
340,000  Murphy Oil USA, Inc.,
4.750%,
09/15/2029 334,508
0.4
330,000
(1)
NCL Corp. Ltd.,
6.750%,
02/01/2032 327,345
0.4

PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
300,000
(1)
Newell Brands, Inc.,
8.500%,
06/01/2028 $ 313,417
0.3
325,000  Sally Holdings LLC
/ Sally Capital, Inc.,
6.750%,
04/01/2032 334,219
0.4
425,000
(1)
SeaWorld Parks &
Entertainment, Inc.,
5.250%,
08/15/2029 413,900
0.5
400,000
(1)
Somnigroup
International, Inc.,
4.000%,
04/15/2029 384,759
0.4
275,000
(1)
Station Casinos LLC,
6.625%,
03/15/2032 279,237
0.3
280,000
(1)
Victoria's Secret & Co.,
4.625%,
07/15/2029 270,460
0.3
449,000
(1)
Voyager Parent LLC,
9.250%,
07/01/2032 476,544
0.5
475,000
(1)
Wynn Resorts Finance
LLC / Wynn Resorts
Capital Corp., 6.250%,
03/15/2033 476,948
0.5
7,161,773
8.0
Consumer, Non-cyclical : 10.5%
335,000
(1)
Acadia Healthcare
Co., Inc., 5.500%,
07/01/2028 333,728
0.4
500,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
5.750%,
03/31/2034 482,303
0.5
305,000
(1)
Albion Financing 1 Sarl /
Aggreko Holdings, Inc.,
7.000%,
05/21/2030 315,099
0.4
400,000
(1)
Belron UK Finance
PLC, 5.750%,
10/15/2029 403,609
0.5
110,000
(1)
Brink's Co., 6.500%,
06/15/2029 112,800
0.1
210,000
(1)
Brink's Co., 6.750%,
06/15/2032 215,332
0.2
375,000  Centene Corp., 3.375%,
02/15/2030 348,676
0.4
175,000
(1)
CHS/Community Health
Systems, Inc., 5.250%,
05/15/2030 165,064
0.2
450,000
(1)
Cimpress PLC, 7.375%,
09/15/2032 455,703
0.5
293,000
(1)
CPI CG, Inc., 10.000%,
07/15/2029 309,847
0.3
410,000
(1)
DaVita, Inc., 4.625%,
06/01/2030 398,608
0.4
330,000
(1)
Embecta Corp.,
5.000%,
02/15/2030 255,513
0.3
425,000
(1)
EquipmentShare.
com, Inc., 8.000%,
03/15/2033 442,293
0.5
400,000
(1)
Fiesta Purchaser, Inc.,
7.875%,
03/01/2031 402,620
0.4
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
525,000
(1)
Herc Holdings, Inc.,
7.250%,
06/15/2033 $ 548,193
0.6
220,000
(1)
Insulet Corp., 6.500%,
04/01/2033 224,046
0.2
400,000
(1)
Jazz Securities DAC,
4.375%,
01/15/2029 392,963
0.4
195,000
(1)
Medline Borrower L.P.,
5.250%,
10/01/2029 194,771
0.2
270,000
(1)
Performance Food
Group, Inc., 5.625%,
03/01/2034 264,049
0.3
350,000  Perrigo Finance
Unlimited Co. USD,
6.125%,
09/30/2032 334,337
0.4
170,000
(1)
Post Holdings, Inc.,
6.250%,
10/15/2034 168,675
0.2
95,000
(1)
Post Holdings, Inc.,
6.375%,
03/01/2033 94,815
0.1
365,000
(1)
Primo Water Holdings,
Inc. / Triton Water
Holdings, Inc., 4.375%,
04/30/2029 358,756
0.4
360,000
(1)
Select Medical Corp.,
6.250%,
12/01/2032 351,047
0.4
330,000  Service Corp.
International, 5.750%,
10/15/2032 333,092
0.4
360,000
(1)
Simmons Foods, Inc./
Simmons Prepared
Foods, Inc./Simmons
Pet Food, Inc./Simmons
Feed, 4.625%,
03/01/2029 348,514
0.4
500,000
(1)
Tenet Healthcare Corp.,
5.500%,
11/15/2032 498,286
0.6
325,000
(1)
United Rentals North
America, Inc., 5.375%,
11/15/2033 321,270
0.4
330,000
(1)
Williams Scotsman,
Inc., 6.625%,
04/15/2030 339,656
0.4
9,413,665
10.5
Energy : 5.9%
290,000
(1)
Civitas Resources, Inc.,
8.750%,
07/01/2031 303,703
0.3
325,000
(1)
CNX Resources Corp.,
7.250%,
03/01/2032 336,141
0.4
325,000
(1)
Crescent Energy
Finance LLC, 7.625%,
04/01/2032 333,691
0.4
400,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 6.875%,
06/01/2034 405,847
0.5
385,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 7.375%,
06/30/2033 397,744
0.4

PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
380,000
(1)
Global Partners L.P.
/ GLP Finance Corp.,
8.250%,
01/15/2032 $ 399,095
0.4
340,000
(1)
Howard Midstream
Energy Partners LLC,
7.375%,
07/15/2032 351,620
0.4
350,000
(1)
Kinetik Holdings L.P.,
5.875%,
06/15/2030 351,881
0.4
325,000
(1)
Northriver Midstream
Finance L.P., 6.750%,
07/15/2032 330,805
0.4
300,000
(1)
Summit Midstream
Holdings LLC, 8.625%,
10/31/2029 313,029
0.3
450,000
(1)
Sunoco L.P., 5.625%,
03/15/2031 450,758
0.5
500,000
(1)
Transocean
International Ltd.,
7.875%,
10/15/2032 533,721
0.6
225,000
(1)
Venture Global
LNG, Inc., 7.000%,
01/15/2030 230,892
0.3
540,000
(1)
Venture Global
LNG, Inc., 8.125%,
06/01/2028 552,233
0.6
5,291,160
5.9
Financial : 5.4%
200,000
(1)
Burford Capital Global
Finance LLC, 6.250%,
04/15/2028 195,440
0.2
400,000
(1)
First Eagle Holdings,
Inc., 7.250%,
08/15/2032 405,995
0.5
120,000
(1)
Freedom Mortgage
Holdings LLC, 9.125%,
05/15/2031 124,390
0.1
330,000
(1)
Icahn Enterprises L.P.
/ Icahn Enterprises
Finance Corp.,
10.000%,
11/15/2029 330,767
0.4
330,000
(1)
Iron Mountain, Inc.,
5.250%,
07/15/2030 326,603
0.4
485,000  Navient Corp., 5.000%,
03/15/2027 482,542
0.5
525,000  OneMain Finance
Corp., 4.000%,
09/15/2030 484,866
0.5
320,000
(1)
Park Intermediate
Holdings LLC / PK
Domestic Property LLC
/ PK Finance Co-Issuer,
7.000%,
02/01/2030 327,815
0.4
330,000
(1)
PennyMac Financial
Services, Inc., 6.875%,
02/15/2033 320,869
0.4
370,000
(1)
PRA Group, Inc.,
5.000%,
10/01/2029 351,061
0.4
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
425,000
(1)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 5.750%,
03/15/2034 $ 421,841
0.5
310,000
(1)
Rocket Cos., Inc.,
6.375%,
08/01/2033 315,193
0.3
300,000
(1)
VFH Parent LLC / Valor
Co-Issuer, Inc., 7.500%,
06/15/2031 313,979
0.3
410,000
(1)
WS Escrow LLC,
7.750%,
06/01/2033 418,513
0.5
4,819,874
5.4
Industrial : 11.1%
315,000
(1)
AAR Escrow Issuer
LLC, 6.750%,
03/15/2029 323,755
0.4
325,000
(1)
AmeriTex HoldCo
Intermediate LLC,
7.625%,
08/15/2033 338,703
0.4
220,000
(1)
Amsted Industries, Inc.,
6.375%,
03/15/2033 224,361
0.2
335,000
(1)
Arcosa, Inc., 6.875%,
08/15/2032 347,374
0.4
370,000
(1)
Avient Corp., 6.250%,
11/01/2031 375,571
0.4
425,000
(1)
Bombardier, Inc.,
6.750%,
06/15/2033 443,191
0.5
350,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 349,038
0.4
225,000
(1)
Clean Harbors, Inc.,
5.125%,
07/15/2029 224,692
0.2
330,000
(1)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 337,789
0.4
500,000
(1)
Energizer Holdings,
Inc., 6.000%,
09/15/2033 477,227
0.5
325,000
(1)
Entegris Escrow Corp.,
5.950%,
06/15/2030 328,492
0.4
327,000
(1)
Fortress Transportation
and Infrastructure
Investors LLC, 5.875%,
04/15/2033 325,887
0.4
385,000
(1)
GFL Environmental,
Inc., 4.000%,
08/01/2028 377,848
0.4
275,000
(1)
Global Infrastructure
Solutions, Inc., 5.625%,
06/01/2029 274,768
0.3
390,000
(1)
Imola Merger Corp.,
4.750%,
05/15/2029 383,577
0.4
340,000
(1)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 334,737
0.4
330,000
(1)
Quikrete Holdings, Inc.,
6.375%,
03/01/2032 336,247
0.4

PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
275,000
(1)
Sensata Technologies,
Inc., 3.750%,
02/15/2031 $ 258,042
0.3
250,000
(1)
Smyrna Ready Mix
Concrete LLC, 8.875%,
11/15/2031 263,752
0.3
345,000
(1)
Solaris Energy
Infrastructure LLC,
6.375%,
05/15/2031 350,564
0.4
350,000
(1)
Standard Industries,
Inc., 4.750%,
01/15/2028 348,544
0.4
220,000
(1)
Stonepeak Nile
Parent LLC, 7.250%,
03/15/2032 229,424
0.3
1,000,000
(1)
Sword Purchaser LLC,
8.250%,
04/15/2033 1,030,743
1.1
300,000
(1)
Terex Corp., 6.250%,
10/15/2032 304,762
0.3
315,000
(1)
TransDigm, Inc.,
6.375%,
05/31/2033 318,406
0.3
330,000
(1)
Waste Pro USA, Inc.,
7.000%,
02/01/2033 338,170
0.4
275,000
(1)
Weekley Homes LLC /
Weekley Finance Corp.,
4.875%,
09/15/2028 269,321
0.3
425,000
(1)
WESCO Distribution,
Inc., 5.500%,
04/15/2034 422,972
0.5
9,937,957
11.1
Technology : 2.4%
325,000
(1)
Amentum Escrow Corp.,
7.250%,
08/01/2032 336,641
0.4
400,000
(1)
CACI International, Inc.,
6.375%,
06/15/2033 409,334
0.5
725,000
(1)
Cloud Software
Group, Inc., 6.500%,
03/31/2029 719,866
0.8
495,000
(1)
Open Text Holdings,
Inc., 4.125%,
02/15/2030 455,095
0.5
195,000
(1)
UKG, Inc., 6.875%,
02/01/2031 191,787
0.2
2,112,723
2.4
Utilities : 1.5%
275,000
(1)
Alpha Generation LLC,
6.750%,
10/15/2032 281,589
0.3
175,000
(1)
NRG Energy, Inc.,
6.000%,
02/01/2033 176,394
0.2
195,000
(1)
NRG Energy, Inc.,
6.250%,
11/01/2034 196,791
0.2
236,000
(2)
PG&E Corp., 6.850%,
09/15/2056 235,328
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
425,000
(1)
Talen Energy Supply
LLC, 6.250%,
02/01/2034 $ 423,802
0.5
1,313,904
1.5
Total Corporate Bonds/
Notes
(Cost $51,466,503)
51,579,652
57.7
SENIOR LOANS
*
: 52.8%
Basic Materials : 1.5%
326,509  A-AP Buyer, Inc., Initial
Term Loan, 6.417%,
(TSFR3M+2.750%),
09/09/2031 328,414
0.4
452  Ineos Quattro Holdings
UK Limited, 2031
Tranche B Dollar
Term Loan, 7.870%,
(TSFR1M+4.250%),
10/07/2031 404
0.0
177,749  Paint Intermediate III
LLC, Paint Intermediate/
Wesco Group Cov-
Lite Tlb, 6.653%,
(TSFR3M+3.000%),
10/09/2031 178,230
0.2
319,013  Qnity Electronics, Inc.,
Term Loan B, 5.668%,
(TSFR1M+2.000%),
11/01/2032 320,807
0.3
240,000  Solstice Advanced
Materials Inc., Term
B Loan, 5.417%,
(TSFR3M+1.750%),
10/29/2032 241,875
0.3
242,175  USALCO LLC,
Tranche B, 7.120%,
(TSFR1M+3.500%),
09/30/2031 243,310
0.3
1,313,040
1.5
Communications : 3.2%
166,613  Aragorn Parent
Corporation, 2025
Replacement Term
Loan, 7.168%,
(TSFR1M+3.500%),
12/15/2028 167,602
0.2
404,559  Arches Buyer Inc.,
Refinancing Term
Loan, 6.970%,
(TSFR1M+3.350%),
12/06/2027 404,337
0.5
236,591  Cengage Learning Inc.,
Term Loan, 6.638%,
(TSFR3M+3.000%),
03/24/2031 233,486
0.3

PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Communications: (continued)
272,932  CNT Holdings I Corp,
Tranche B, 6.167%,
(TSFR3M+2.500%),
11/08/2032 $ 274,058
0.3
166,703  Dotdash Meredith, Inc.,
Term B-2 Loan, 7.149%,
(TSFR1M+3.500%),
06/17/2032 158,219
0.2
224,449  Ensono LP, First
Lien Initial Term
Loan, 7.735%,
(TSFR1M+4.114%),
05/26/2028 221,129
0.2
148,125  GoodRX Inc., 2024
Term Loan, 7.370%,
(TSFR1M+3.750%),
07/10/2029 140,256
0.2
190,816  Magnite Inc.,
Amendment 2 Initial
Term Loan, 6.620%,
(TSFR1M+3.000%),
02/06/2031 188,908
0.2
306,291  McGraw-Hill
Education Inc.,
Tranche B2, 6.370%,
(TSFR1M+2.750%),
08/06/2031 307,547
0.3
229,461  MH Sub I LLC,
Tranche B3, 7.870%,
(TSFR1M+4.250%),
05/03/2028 222,577
0.2
274,421  The Knot Worldwide
Inc., Amendment No
5 term Loan, 7.370%,
(TSFR1M+3.750%),
01/31/2028 224,682
0.3
225,494  TripAdvisor Inc., Initial
Term B Loan, 6.402%,
(TSFR1M+2.750%),
07/08/2031 210,274
0.2
75,580  Zayo Group Holdings
Inc., Dollar Term
Loan, 6.767%,
(TSFR1M+3.115%),
03/11/2030 75,648
0.1
2,828,723
3.2
Consumer, Cyclical : 7.8%
199,307  AAdvantage Loyality IP
Ltd (American Airlines
Inc), 2025 Incremental
Term Loans, 6.425%,
(TSFR3M+2.750%),
05/28/2032 199,592
0.2
375,000  AI Aqua Merger Sub
Inc FKA Osmosis
Buyer Limited,
Tranche B, 6.148%,
(TSFR1M+2.500%),
07/31/2028 375,831
0.4
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Consumer, Cyclical: (continued)
203,544  American Greetings
Corporation, Tranche
C Term Loan, 9.370%,
(TSFR1M+5.750%),
10/30/2029 $ 203,735
0.2
257,014  Aramark Services
Inc., U.S. Term
B-10 Loan, 5.370%,
(TSFR1M+1.750%),
06/22/2030 258,460
0.3
94,288  Bombardier
Recreational Products
Inc., 2024 Extended
Term Loan, 5.870%,
(TSFR1M+2.250%),
01/22/2031 94,432
0.1
219,163  Boots Group Finco LP,
Closing Date Dollar
Term Loan, 6.924%,
(TSFR3M+3.250%),
08/30/2032 221,012
0.2
311,235  Cinemark USA Inc.,
Term Loan, 5.950%,
(TSFR3M+2.250%),
05/24/2030 312,013
0.3
145,883  City Football Group
Limited, Tl, 7.425%,
(TSFR3M+3.762%),
07/21/2030 146,156
0.2
229,894  Crown Finance US Inc.,
Term Loan B, 8.145%,
(TSFR1M+4.500%),
12/02/2031 230,756
0.3
320,000  EG America LLC,
Tranche B, 6.918%,
(TSFR3M+3.250%),
02/10/2031 321,900
0.4
281,035  Fertitta Entertainment
LLC, Tranche
B, 6.870%,
(TSFR1M+3.250%),
01/27/2029 280,455
0.3
228,926  Gategroup Finance
(Luxembourg) S.A.,
Senior Facility B2
(USD), 7.190%,
(TSFR3M+3.500%),
06/10/2032 230,262
0.3
315,422  Great Outdoors
Group LLC, Term
B-3 Loan, 6.870%,
(TSFR1M+3.250%),
01/23/2032 317,478
0.4
177,750  Highline AfterMarket
Acquisition LLC, 2025-1
Term Loan, 7.230%,
(TSFR3M+3.500%),
02/13/2030 179,305
0.2

PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Consumer, Cyclical: (continued)
221,581  Holley Purchaser,
Inc., Initial Term
Loan, 7.485%,
(TSFR1M+3.750%),
11/17/2028 $ 221,028
0.2
267,905  Latham Pool Products
Inc., Initial Term
Loans, 7.470%,
(TSFR1M+3.850%),
02/23/2029 267,458
0.3
189,698  LC Ahab US Bidco
LLC, Initial Term
Loan, 6.120%,
(TSFR1M+2.500%),
05/01/2031 189,105
0.2
250,000  Light and Wonder
International Inc., Term
Loan B-3, 5.579%,
(TSFR1M+2.000%),
04/16/2029 250,312
0.3
268,220  LS Group OPCO
Acquisition LLC, Term
Loan B, 6.166%,
(TSFR3M+2.500%),
04/23/2031 268,220
0.3
266,625  Peer Holding III
BV, Term Loan
B5b, 6.200%,
(TSFR3M+2.500%),
07/01/2031 267,625
0.3
294,100  Raising Canes
Restaurants LLC,
First Amendment New
Term Loan, 5.620%,
(TSFR1M+2.000%),
11/03/2032 293,496
0.3
224,283  RC Buyer Inc., First
Lien Initial Term
Loan, 6.985%,
(TSFR1M+3.364%),
07/28/2028 222,769
0.2
210,000  RVR Dealership
Holdings LLC, 2026
Refinancing Term
Loan, 8.167%,
(TSFR3M+4.500%),
02/25/2033 204,137
0.2
283,913  Samsonite
International SA,
Term Loan B, 5.370%,
(TSFR1M+1.750%),
11/05/2032 285,214
0.3
325,025  Scientific Games
Holdings LP,
Tranche B, 6.674%,
(TSFR3M+3.000%),
04/04/2029 320,875
0.4
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Consumer, Cyclical: (continued)
154,016  Showtime Acquisition
LLC, Initial Term
Loan, 8.391%,
(TSFR3M+4.750%),
08/13/2031 $ 153,246
0.2
224,075  SKECHERS U.S.A.
INC. (Beach Acquisition
Bidco), Tranche B-1
Term Loan, 6.950%,
(TSFR3M+3.250%),
09/13/2032 225,784
0.3
181,032  UFC Holdings LLC
(Zuffa)/TKO Group,
Tranche B5, 5.636%,
(TSFR3M+2.000%),
11/21/2031 181,504
0.2
85,000  Vse Corporation,
Term Loan B, 5.646%,
(TSFR1M+2.000%),
05/05/2033 85,478
0.1
207,954  White Cap Supply
Holdings LLC(f/k/a
White Cap Buyer
LLC), Tranche C
Term Loan, 6.870%,
(TSFR1M+3.250%),
10/19/2029 206,891
0.2
7,014,529
7.8
Consumer, Non-cyclical : 12.6%
369,075  AlixPartners LLP,
Tranche B, 5.620%,
(TSFR1M+2.000%),
08/12/2032 369,009
0.4
318,150  Allied Universal Holdco
LLC, Amendment
7 Replacement
U.S. Dollar Term
Loan, 6.870%,
(TSFR1M+3.250%),
08/20/2032 319,525
0.4
313,425  Amneal
Pharmaceuticals LLC,
Tranche B, 6.620%,
(TSFR1M+3.000%),
08/02/2032 315,449
0.4
134,005  Anticimex Global
AB (f/k/a Seren
Bidco AB), Facility
B8 (USD), 6.432%,
(SOFRRATE+2.900%),
11/17/2031 134,571
0.2
230,000  Argent Finco LLC,
Term Loan, 6.164%,
(TSFR3M+2.500%),
11/12/2032 231,689
0.3

PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Consumer, Non-cyclical: (continued)
368,150  Bausch & Lomb
Corporation,
Tranche B, 7.402%,
(TSFR1M+3.750%),
01/15/2031 $ 370,106
0.4
333,835  Belfor Holdings
Inc., Tranche B-5
Term Loan, 6.370%,
(TSFR1M+2.750%),
11/01/2030 335,504
0.4
221,045  Bella Holding Company
LLC, Tl, 6.620%,
(TSFR1M+3.000%),
05/10/2028 221,920
0.3
267,965  BIFM US Finance
LLC, 2025 Term Loan
(First Lien), 6.870%,
(TSFR1M+3.250%),
05/31/2028 269,095
0.3
210,000  Camelot US Acquisition
I Co, Amendment
No. 7 Incremental
Term Loan, 6.870%,
(TSFR1M+3.250%),
01/31/2031 199,325
0.2
353,675  Chobani LLC,
Tranche B, 5.870%,
(TSFR1M+2.250%),
10/28/2032 355,311
0.4
304,238  Corpay Technologies
Operating Co LLC,
Term Loan B, 5.370%,
(TSFR1M+1.750%),
11/05/2032 304,753
0.3
294,261  Creative Artists
Agency, LLC, Term
Loan B, 6.120%,
(TSFR1M+2.500%),
10/01/2031 295,594
0.3
98,688  Dechra
Pharmaceuticals
Holdings Limited (f/k/a
Freya Bidco Limited),
Tranche B, 6.387%,
(TSFR6M+2.750%),
01/27/2032 99,150
0.1
365,000  Electron Bidco
Inc., 2026 Term
Loan, 6.120%,
(TSFR1M+2.500%),
02/06/2033 366,968
0.4
275,000  Ensemble RCM LLC,
Term Loan B, 6.660%,
(TSFR3M+3.000%),
02/09/2033 274,691
0.3
154,225  Fleet Midco I Ltd.,
Facility B2 Term
Loan, 6.334%,
(TSFR3M+2.750%),
02/21/2031 155,382
0.2
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Consumer, Non-cyclical: (continued)
335,457  Fugue Finance B.V.,
Tranche B, 5.921%,
(TSFR3M+2.250%),
01/09/2032 $ 334,898
0.4
197,396  Gainwell Acquisition
Corp, Tranche
B, 7.800%,
(TSFR3M+4.100%),
10/01/2027 194,287
0.2
293,010  Garda World
Security Corporation,
Tranche B, 6.422%,
(TSFR3M+2.750%),
02/01/2029 293,743
0.3
141,375  Genmab A/S, Initial
Term B Loan, 6.700%,
(TSFR3M+3.000%),
12/10/2032 142,188
0.2
204,271  Global Medical
Response Inc.,
Tranche B, 6.848%,
(TSFR1M+3.250%),
10/01/2032 205,433
0.2
323,618  Grant Thornton
Advisors LLC,
Tranche B, 6.370%,
(TSFR1M+2.750%),
05/30/2031 312,696
0.4
41,481
(3)
Hanger Inc.,
Delayed Draw Term
Loan, 7.120%,
(TSFR1M+3.500%),
10/23/2031 41,747
0.0
320,131  Hanger Inc., Initial
Term Loan, 7.120%,
(TSFR1M+3.500%),
10/23/2031 322,182
0.4
360,000  Hologic, Inc.,
Tranche B, 5.924%,
(TSFR3M+2.250%),
04/07/2033 357,014
0.4
287,600  HomeServe USA
Holding Corp.,
Amendment No.1
Refinancing Term
Loan, 5.603%,
(TSFR1M+2.000%),
10/21/2030 287,570
0.3
295,000  Ion Platform Finance
Us, Inc., Initial Dollar
Term Loans, 7.450%,
(TSFR3M+3.750%),
10/07/2032 232,312
0.3
184,538  Lavender Dutch
Borrowerco B.V., Facility
B (USD), 6.950%,
(TSFR3M+3.250%),
12/30/2032 183,999
0.2

PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Consumer, Non-cyclical: (continued)
220,000  Mister Car Wash
Holdings Inc.,
Incremental First Lien
Term Loan B, 6.641%,
(TSFR1M+3.000%),
03/27/2031 $ 221,414
0.2
256,407  Neon Maple Purchaser
Inc., 1st amend Tranche
B-1 TL, 6.120%,
(TSFR1M+2.500%),
11/17/2031 255,413
0.3
303,925  Nourish Buyer I, Inc.,
Tranche B, 7.669%,
(TSFR3M+4.000%),
07/12/2032 306,584
0.3
157,681  Priority Holdings LLC,
2025-1 Refinancing
Term Loan, 7.370%,
(TSFR1M+3.750%),
08/02/2032 156,301
0.2
261,000  Pye Barker Fire
& Safety LLC,
Closing Date Term
Loan, 6.163%,
(TSFR3M+2.500%),
12/16/2032 261,979
0.3
39,000
(3)(4)
Pye Barker Fire &
Safety LLC, Tranche
DD,
12/16/2032 39,146
0.0
17,067
(3)(4)
Raven Acquisition
Holdings, LLC, 2024
Delayed Draw Term
Loan Commitment,
11/19/2031 16,995
0.0
234,320  Raven Acquisition
Holdings, LLC, Initial
Term Loans, 6.620%,
(TSFR1M+3.000%),
11/19/2031 233,337
0.3
228,275  Red SPV LLC, Initial
Term Loan, 5.834%,
(TSFR1M+2.250%),
03/15/2032 228,846
0.3
206,609  Resonetics LLC,
Tranche B, 6.421%,
(TSFR3M+2.750%),
06/18/2031 207,199
0.2
274,886  Sotera Health
Holdings LLC, 5.870%,
(TSFR1M+2.250%),
05/30/2031 275,659
0.3
297,005  Southern Veterinary
Partners LLC,
2025 New Term
Loan, 6.156%,
(TSFR1M+2.500%),
12/04/2031 297,636
0.3
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Consumer, Non-cyclical: (continued)
120,340  The Hertz Corporation,
Initial Term B
Loan, 7.414%,
(TSFR3M+3.762%),
06/30/2028 $ 93,238
0.1
23,713  The Hertz Corporation,
Initial Term C
Loan, 3.762%,
(TSFR3M+3.762%),
06/30/2028 18,373
0.0
255,000  Triton Water
Holdings Inc.,
Tranche B, 6.450%,
(TSFR3M+2.750%),
03/31/2031 256,944
0.3
25,658
(3)
US Fertility Enterprises
LLC, Delayed Draw
Term Loan, 7.156%,
(TSFR3M+3.500%),
12/10/2032 25,850
0.0
169,342  US Fertility Enterprises
LLC, Initial Term
Loan, 7.120%,
(TSFR3M+3.500%),
12/10/2032 170,612
0.2
99,750  Valvoline Inc., Term
Loan B, 5.648%,
(TSFR1M+2.000%),
12/01/2032 100,342
0.1
213,217  Vizient Inc., Term
B-8 Loan, 5.370%,
(TSFR1M+1.750%),
08/01/2031 214,230
0.2
84,575  VM Consolidated Inc.,
Term Loan B-4, 5.620%,
(TSFR1M+2.000%),
10/01/2032 71,730
0.1
263,225  Wand NewCo 3 Inc.,
Tranche B2, 6.120%,
(TSFR1M+2.500%),
01/30/2031 262,873
0.3
11,240,812
12.6
Energy : 3.4%
168,218  AL GCX Holdings
LLC, Initial Term
Loan B, 5.643%,
(TSFR1M+2.000%),
01/30/2032 168,665
0.2
303,990  Brazos Delaware II LLC,
2025 B-2 Refinancing
Term Loan, 6.131%,
(TSFR1M+2.500%),
02/11/2030 305,193
0.3
209,469  CPPIB OVM Member
U.S. LLC, Initial
Term Loans, 5.950%,
(TSFR3M+2.250%),
08/20/2031 210,058
0.2

PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Energy: (continued)
155,000  Crescent Midstream
Operating, LLC,
Term Loan, 7.399%,
(TSFR3M+3.750%),
02/11/2033 $ 156,356
0.2
235,000  Deep Blue Operating
I LLC, Initial Term
Loan, 6.395%,
(TSFR1M+2.750%),
10/01/2032 236,469
0.3
248,915  Emg Utica Midstream
Holdings LLC, Initial
Term Loan, 7.200%,
(TSFR3M+3.500%),
04/01/2030 251,093
0.3
230,000  Freeport LNG
Investments, LLP,
Term Loan B, 6.925%,
(TSFR3M+3.250%),
02/11/2033 231,150
0.3
314,075  Goodnight Water
Solutions Holdings,
LLC, Initial Term
Loans, 7.620%,
(TSFR1M+4.000%),
06/04/2029 316,038
0.3
135,286  M6 Etx Holdings
II Midco LLC,
Tranche B, 6.120%,
(TSFR1M+2.500%),
04/01/2032 136,019
0.1
170,000  Pelican Pipeline
LLC, Initial Term
Loan, 6.466%,
(TSFR3M+2.750%),
03/23/2033 171,133
0.2
296,250  Rockpoint Gas
Storage Partners LP,
Amendment No. 2
Refinancing Term
Loans, 6.200%,
(TSFR3M+2.500%),
09/18/2031 298,101
0.3
363,369  Third Coast
Infrastructure
LLC, 6.870%,
(TSFR1M+3.250%),
09/25/2030 366,094
0.4
230,000  Venture Global
Calcasieu Pass
LLC, 6.954%,
(TSFR6M+3.250%),
04/11/2033 231,078
0.3
3,077,447
3.4
Financial : 8.4%
232,300  Acrisure LLC, 2025
Term Loan B7, 6.870%,
(TSFR1M+3.250%),
06/21/2032 220,298
0.2
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Financial: (continued)
147,755  Acuren Delaware
Holdco Inc (f/k/a AAL
Delaware Holdco Inc),
Amendment No. 1
Term Loan, 6.370%,
(TSFR1M+2.750%),
07/30/2031 $ 148,457
0.2
327,916  Alliant Holdings
Intermediate LLC,
Tranche B, 6.152%,
(TSFR1M+2.500%),
09/19/2031 327,062
0.4
267,218  Allspring Buyer
LLC, 2024 Specified
Refinancing Term
Loan, 6.750%,
(TSFR3M+3.000%),
11/01/2030 268,262
0.3
327,945  Ardonagh Group
Finco Pty Ltd,
Tranche B, 6.370%,
(TSFR6M+2.750%),
02/18/2031 323,299
0.4
317,706  Aretec Group Inc., Term
B-4 Loan, 6.620%,
(TSFR1M+3.000%),
08/09/2030 317,666
0.4
223,375  Armor Holdco Inc.,
2025 Refinancing
Term Loans, 7.549%,
(TSFR6M+3.750%),
12/10/2031 223,933
0.2
205,000  Asurion LLC, New B-14
Term Loans, 7.418%,
(TSFR1M+3.750%),
02/23/2033 200,409
0.2
216,703  Azorra Soar TLB
FInance Limited,
Tranche B, 6.174%,
(TSFR3M+2.500%),
10/18/2029 217,990
0.2
208,425  BCP VI Summit
Holdings LP, Initial
Term Loan, 6.649%,
(TSFR1M+3.000%),
01/30/2032 209,467
0.2
387,075  Brookfield Property
Reit Inc., 6.620%,
(TSFR1M+3.000%),
05/28/2030 388,527
0.4
169,784  Chicago US Midco
III LP, Closing Date
Term Loan, 6.120%,
(TSFR1M+2.500%),
11/01/2032 170,209
0.2
25,216
(3)(4)
Chicago US Midco III
LP, Delayed Draw Term
Loan,
11/01/2032 25,268
0.0

PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Financial: (continued)
207,083  Chrysaor Bidco S.A
R.L., Facility B1
(USD) Loan, 6.669%,
(TSFR3M+3.000%),
10/30/2031 $ 208,183
0.2
139,650  Citco Funding
LLC, 2026 Term
Loans, 5.667%,
(TSFR3M+2.000%),
01/21/2033 140,348
0.2
431,713  CPI Holdco B,
LLC, 2025 Fourth
Amendment
Incremental Term
Loan, 5.620%,
(TSFR1M+2.000%),
05/17/2031 431,780
0.5
183,063  Cushman &Amp;
Wakefield U.S.
Borrower, Llc., 2025-2
Term Loan, 6.370%,
(TSFR1M+2.750%),
01/31/2030 183,520
0.2
180,188  Dragon Buyer, Inc.,
Term Loan, 6.450%,
(TSFR3M+2.750%),
09/30/2031 161,380
0.2
321,667  Focus Financial
Partners LLC,
Tranche B8, 6.120%,
(TSFR1M+2.500%),
09/15/2031 316,842
0.4
219,583  Guardian US Holdco
LLC, Initial Term
Loan, 6.950%,
(TSFR3M+3.250%),
01/31/2030 218,576
0.2
232,825  HighTower Holding
LLC, Amendment
No. 10 Replacement
Term Loan, 6.408%,
(TSFR3M+2.750%),
02/03/2032 233,407
0.3
248,271  IMC Financing LLC,
Term Loan, 6.584%,
(TSFR1M+3.000%),
06/21/2032 250,443
0.3
388,026  Jane Street Group
LLC, Extended
Term Loan, 5.666%,
(TSFR3M+2.000%),
12/15/2031 386,436
0.4
340,000
(4)
Jupiter Borrower,
Inc., Term Loan B,
03/25/2033 341,700
0.4
119,395  Kestra Advisor Services
Holdings A Inc., 6.370%,
(SOFRRATE+2.750%),
03/24/2031 119,246
0.1
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Financial: (continued)
350,000  Osaic Holdings Inc
(f/k/a Advisor Group
Holdings Inc), Term
B-1 Loan, 6.200%,
(TSFR3M+2.500%),
07/30/2032 $ 349,392
0.4
155,000  Osttra Group Ltd.,
Term Loan (First
Lien), 7.169%,
(TSFR3M+3.500%),
10/08/2032 155,388
0.2
359,217  Sedgwick Claims
Management
Services Inc., 2024
Term Loan, 6.120%,
(TSFR1M+2.500%),
07/31/2031 359,313
0.4
164,175  Starwood Property
Mortgage LLC, 5.620%,
(TSFR1M+2.000%),
09/24/2032 164,560
0.2
208,451  Trucordia Insurance
Holdings LLC, Initial
Term Loan, 6.870%,
(TSFR1M+3.250%),
06/17/2032 197,768
0.2
78,947  Truist Insurance
Holdings, LLC, Initial
Term Loans (Second
Lien), 8.450%,
(TSFR3M+4.750%),
05/06/2032 78,289
0.1
190,000  Truist Insurance
Holdings, LLC,
Tranche B, 6.450%,
(TSFR3M+2.750%),
05/06/2031 188,575
0.2
7,525,993
8.4
Industrial : 7.7%
45,294
(3)(4)
Aegion Corporation,
Delayed Draw Term
Loan,
04/25/2033 45,322
0.0
339,706  Aegion Corporation,
Term Loan, 6.416%,
(TSFR3M+2.750%),
04/25/2033 339,918
0.4
190,482  Alliance Laundry
Systems LLC,
Tranche B, 5.917%,
(TSFR3M+2.250%),
08/19/2031 191,474
0.2
235,000  BG MS US Holdings,
LLC, Term B
Loan, 8.450%,
(TSFR3M+4.750%),
10/22/2032 235,955
0.3

PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Industrial: (continued)
322,727  Chariot Buyer LLC,
2025 New Term
Loan B, 6.402%,
(TSFR1M+2.750%),
09/08/2032 $ 323,516
0.4
148,454  Clydesdale Acquisition
Holdings Inc.,
2025 Incremental
Closing Date Term
B Loan, 6.870%,
(TSFR1M+3.250%),
04/01/2032 140,595
0.2
279,831  Clydesdale Acquisition
Holdings Inc., Term
B Loan, 6.795%,
(TSFR1M+3.175%),
04/13/2029 273,535
0.3
169,575  CoorsTek, Inc., Term
Loan B, 6.671%,
(TSFR3M+3.000%),
10/28/2032 171,271
0.2
250,563  Crown Equipment
Corporation, Initial
Term B-2, 5.649%,
(TSFR1M+2.000%),
10/10/2031 252,207
0.3
301,950  Crown Subsea
Communications
Holding Inc., 2026
Term Loans, 6.620%,
(TSFR1M+3.000%),
01/30/2031 304,277
0.3
274,063  DG Investment
Intermediate
Holdings 2 Inc.,
Tranche B, 6.870%,
(TSFR1M+3.250%),
07/12/2032 275,433
0.3
271,514  Goat Holdco LLC,
Tranche B, 6.120%,
(TSFR1M+2.500%),
01/27/2032 272,023
0.3
190,000  Graham Packaging
Company Inc., Initial
Term Loan, 5.870%,
(TSFR1M+2.250%),
01/26/2033 190,529
0.2
260,000  Green Infrastructure
Partners Inc.,
Tranche B, 6.450%,
(TSFR3M+2.750%),
09/24/2032 261,300
0.3
164,240  Hillenbrand Inc., Term
Loan B, 7.120%,
(TSFR1M+3.500%),
02/10/2033 163,460
0.2
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Industrial: (continued)
229,875  Jenmar Intermediate
III, LLC, Term
Loan, 8.625%,
(TSFR1M+5.000%),
12/16/2030 $ 228,438
0.3
264,277  Kenan Advantage
Group Inc (The), Term
Loan B4, 6.870%,
(TSFR1M+3.250%),
01/25/2029 264,277
0.3
201,489  Lsf11 Trinity Bidco,
Inc., 2025 Term
Loan B, 6.108%,
(TSFR1M+2.500%),
06/14/2030 202,371
0.2
229,089  Lsf12 Crown Us
Commercial Bidco, LLC,
Tranche B, 6.649%,
(TSFR1M+3.000%),
12/02/2031 230,721
0.3
328,360  Madison Iaq LLC,
Tranche B, 6.378%,
(TSFR6M+2.750%),
05/06/2032 329,328
0.4
115,088  Madison Safety
& Flow LLC,
Tranche B, 6.108%,
(TSFR1M+2.500%),
09/26/2031 115,548
0.1
153,840  MV Holding GmbH FKA
Igloo Holdings Corp,
Tranche B, 5.620%,
(TSFR1M+2.000%),
03/17/2032 154,513
0.2
284,038  Pac Dac LLC, Initial
Term Loans, 6.917%,
(TSFR3M+3.250%),
10/28/2030 281,434
0.3
253,925  Pro Mach,
Amendment No 6
Term Loan, 6.370%,
(TSFR1M+2.750%),
10/18/2032 254,647
0.3
109,725  Project Aurora
Holdco 1 Limited,
Facility B2, 6.350%,
(TSFR3M+2.650%),
12/06/2032 110,342
0.1
115,306  Savage Enterprises
LLC, 5.630%,
(TSFR1M+2.000%),
08/05/2032 115,522
0.1
291,466  Smyrna Ready Mix
Concrete LLC, 2025
Term Loan, 6.620%,
(TSFR1M+3.000%),
04/02/2029 292,741
0.3

PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Industrial: (continued)
240,000  Sword Purchaser,
LLC, 7.620%,
(TSFR1M+4.000%),
04/09/2033 $ 234,350
0.3
293,525  Transdigm, Tranche M
Term Loans, 6.120%,
(TSFR1M+2.500%),
08/19/2032 294,528
0.3
130,000  TransDigm Inc.,
Tranche N, 6.120%,
(TSFR1M+2.500%),
02/10/2033 130,487
0.1
190,000  Us Metalco Holdings
LLC, Initial Term
Loan, 6.642%,
(TSFR3M+3.000%),
12/20/2032 191,069
0.2
6,871,131
7.7
Technology : 7.3%
233,786  Altar Bidco Inc., Initial
Term Loan, 6.858%,
(TSFR1M+3.350%),
02/01/2029 233,152
0.3
125,000  Altar Bidco Inc.,
Second Lien Initial
Term Loan, 9.108%,
(TSFR1M+5.600%),
02/01/2030 118,047
0.1
120,000  Applied Systems Inc.,
Initial Term Loan (2024)
(Second Lien), 8.200%,
(TSFR3M+4.500%),
02/23/2032 119,300
0.1
341,300  Applied Systems Inc.,
Tranche B4, 5.950%,
(TSFR3M+2.250%),
02/24/2031 338,847
0.4
318,789  AthenaHealth
Group Inc.,
Tranche B, 6.423%,
(TSFR1M+2.750%),
02/15/2029 318,922
0.4
253,439  BCPE Pequod
Buyer Inc., Initial
Term Loan, 6.370%,
(TSFR1M+2.750%),
11/25/2031 252,014
0.3
147,401  Connectwise,
LLC, Initial Term
Loan, 7.461%,
(TSFR3M+3.762%),
09/29/2028 139,220
0.2
272,354  Cotiviti Inc.,
Tranche B, 6.399%,
(TSFR1M+2.750%),
08/27/2025 255,673
0.3
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Technology: (continued)
150,150  Dayforce Inc., Initial
Term Loans, 6.661%,
(TSFR3M+3.000%),
02/04/2033 $ 143,337
0.2
150,261  Disco Parent Inc.,
Term Loan, 6.666%,
(TSFR3M+3.000%),
08/06/2032 149,134
0.2
277,394  ECI Macola / Max
Holding LLC, 2025
Repricing Term
Loan, 6.450%,
(TSFR3M+2.750%),
05/09/2030 272,713
0.3
314,720  Epicor Software
Corporation, Term
F Loans, 6.120%,
(TSFR1M+2.500%),
05/30/2031 311,136
0.3
202,445  Fortress Intermediate 3
Inc., 2025 Tlb, 6.638%,
(TSFR1M+3.000%),
06/27/2031 200,927
0.2
114,710  Genesys Cloud
Services Holdings II
LLC (f/k/a Greeneden
US Holdings II LLC),
Tranche B, 6.120%,
(TSFR1M+2.500%),
01/30/2032 110,633
0.1
292,752  Icon Parent I Inc.,
Tranche B, 6.437%,
(TSFR3M+2.750%),
11/13/2031 279,853
0.3
150,000  Kaseya Inc., Initial
Term Loan, 8.668%,
(TSFR1M+5.000%),
03/05/2033 116,000
0.1
194,671  Kaseya Inc., Term
Loan, 6.913%,
(TSFR3M+3.250%),
03/20/2032 170,905
0.2
255,000  Mitchell International
Inc., 6.620%,
(TSFR1M+3.000%),
06/17/2031 252,390
0.3
405,000
(4)
Oak-Eagle Acquireco,
Inc., Tranche B,
03/24/2033 406,867
0.4
225,984  PointClickCare
Technologies,
Tranche B, 6.413%,
(TSFR3M+2.750%),
11/03/2031 226,455
0.2
324,627  Project Boost Purchaser
LLC, 1L Intial Term
Loan, 6.450%,
(TSFR3M+2.750%),
07/16/2031 321,409
0.4

PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited) (continued)

Voya Credit Income Fund
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Technology: (continued)
226,567  Project Ruby
Ultimate Parent Corp,
Tranche B5, 6.485%,
(TSFR1M+2.865%),
03/10/2028 $ 227,134
0.2
92,093  RealPage Inc., First
Lien Initial Term
Loan, 6.961%,
(TSFR3M+3.262%),
04/24/2028 89,518
0.1
364,088  Red Planet Borrower
LLC, Initial Term
Loan, 7.620%,
(TSFR1M+4.000%),
09/08/2032 364,861
0.4
248,435  Rocket Software Inc.,
Tranche B, 7.370%,
(TSFR1M+3.750%),
11/28/2028 242,224
0.3
215,545  Skopima Consilio
Parent LLC (FKA
GI Consilio),
Amendment No. 5
Term Loans, 7.370%,
(TSFR1M+3.750%),
05/12/2028 173,437
0.2
286,640  SS&C Technologies
Holdings, Inc.,
Tranche B8, 5.652%,
(TSFR1M+2.000%),
05/09/2031 286,783
0.3
199,499  UKG Inc., Tranche
B, 5.913%,
(TSFR3M+2.250%),
02/10/2031 193,090
0.2
247,128  World Wide Technology
Holding Co LLC,
2025 Refinancing
Term Loan, 5.620%,
(TSFR1M+2.000%),
03/01/2030 247,591
0.3
6,561,572
7.3
Utilities : 0.9%
180,000  Calpine Construction
Finance Company L
P, 2025 Refinancing
Term Loan, 5.370%,
(TSFR1M+1.750%),
07/31/2030 180,613
0.2
265,000  Discovery Energy
Holding Corporation,
Term Loan, 6.700%,
(TSFR3M+3.000%),
05/01/2031 266,242
0.3
Principal
Amount† Value
Percentage
of Net
Assets
SENIOR LOANS
*
: (continued)
Utilities: (continued)
310,275  Lightning Power,
LLC, Initial Term
B Loan, 5.870%,
(TSFR1M+2.250%),
08/18/2031 $ 311,681
0.4
758,536
0.9
Total Senior Loans
(Cost $47,392,568)
47,191,783
52.8
ASSET-BACKED SECURITIES : 4.7%
Other Asset-Backed Securities : 4.7%
500,000
(1)(2)
Ares LXXIV CLO Ltd.
2024-74A E, 10.809%,
(TSFR3M + 6.000%),
10/15/2036 488,664
0.5
500,000
(1)(2)
Bain Capital Credit
Clo Ltd. 2024-5A E,
10.759%, (TSFR3M +
6.150%),
10/21/2037 492,598
0.5
500,000
(1)(2)
Benefit Street Partners
CLO XXVII Ltd. 2022-
27A ER, 9.825%,
(TSFR3M + 6.150%),
10/20/2037 492,912
0.5
350,000
(1)(2)
Carlyle US CLO Ltd.
2024-3A E, 10.067%,
(TSFR3M + 6.400%),
07/25/2036 351,120
0.4
250,000
(1)(2)
Carlyle US CLO Ltd.
2024-7A E, 9.173%,
(TSFR3M + 5.500%),
01/15/2037 249,574
0.3
500,000
(1)(2)
Elmwood CLO 33
Ltd. 2024-9RA ER,
10.973%, (TSFR3M +
5.850%),
10/21/2037 493,357
0.6
500,000
(1)(2)
Harmony-Peace Park
CLO Ltd. 2024-1A E,
10.248%, (TSFR3M +
5.700%),
10/20/2037 480,289
0.5
450,000
(1)(2)
Neuberger Berman
Loan Advisers Clo 44
Ltd. 2021-44A DR,
6.330%, (TSFR3M +
2.650%),
10/16/2035 447,310
0.5
250,000
(1)(2)
Octagon 71 Ltd.
2024-1A E, 10.425%,
(TSFR3M + 6.750%),
04/18/2037 247,932
0.3
500,000
(1)(2)
Symphony CLO 44 Ltd.
2024-44A E, 9.819%,
(TSFR3M + 6.150%),
07/14/2037 493,427
0.6
4,237,183
4.7
Total Asset-Backed
Securities
(Cost $4,296,451)
4,237,183
4.7

PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited) (continued)

Voya Credit Income Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 0.0%
Business Equipment & Services : 0.0%
13,045
(5)(6)
Yak Access LLC Series
A
$ 131
0.0
1,333
(5)(6)
Yak Access LLC Series
B
13
0.0

0.0
Consumer Discretionary : 0.0%
42,856
(5)(6)
Anchor Hocking
Holdings
428
0.0

(5)(6)
Travelport Tech Ltd.
—
—

0.0
Total Common Stock
(Cost $728,173)

0.0
Total Long-Term
Investments
(Cost $103,883,695)
103,009,190
115.2
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.0%
Mutual Funds : 0.0%
22,318
(7)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.510%
(Cost $22,318) $ 22,318 0.0
Total Short-Term
Investments
(Cost $22,318)
22,318
0.0
Total Investments in
Securities
(Cost $103,906,013) $ 103,031,508 115.2
Liabilities in Excess of
Other Assets
(13,581,463) (15.2)
Net Assets $ 89,450,045 100.0
*
Senior Loans, while exempt from registration under the Securities
Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Secured Overnight Financing Rate ("SOFR") and other short-
term rates.
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Variable rate security. Rate shown is the rate in effect as of May
31, 2026.
(3)
All or a portion of this holding is subject to unfunded loan commitments.
(4)
Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(5)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(6)
Non-income producing security.
(7)
Rate shown is the 7-day yield as of May 31, 2026.
Reference Rate Abbreviations:
SOFRRATE 1-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
TSFR6M 6-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of May 31, 2026 (Unaudited) (continued)

Voya Credit Income Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
May 31, 2026
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 51,579,652 $ — $ 51,579,652
Senior Loans — 47,191,783 — 47,191,783
Asset-Backed Securities — 4,237,183 — 4,237,183
Common Stock* — — 572 572
Short-Term Investments 22,318 — — 22,318
Total Investments, at fair value $ 22,318 $ 103,008,618 $ 572 $ 103,031,508
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 846,090
Gross Unrealized Depreciation (1,720,595)
Net Unrealized Depreciation $ (874,505)